Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Asset Acquisitions [Abstract]
Schedule of Asset Acquisitions
Details of the purchase consideration and the net identifiable assets acquired are as follows:

As of
2021
In thousands of USD
Product intangibles: not available for use	2,788
Cash and cash equivalents	266
Other liabilities	(142)
Net identifiable assets	2,912

Total consideration paid for asset acquisitions	As of
In thousands of USD	2021
Fair value of common shares issued	1,448
Transaction costs	964
Cash	500
Contingent consideration (Note 29)	—
Total consideration	2,912
Cash flows from asset acquisitions

As of
In thousands of USD	2021
Cash consideration paid	1,463
Cash in acquired company	(266)
Total consideration	1,197